Stock Option Plans (Details) - Schedule of Stock Option Activity (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Stock Option Activity [Abstract]
Outstanding, beginning of year:	367,698	294,494	220,270
Granted	72,672	73,204	74,224
Exercised	0	0	0
Expired or canceled	0	0	0
Outstanding, end of year:	440,370	367,698	294,494
Exercisable, end of year:	440,370	367,698	294,494
The weighted-average exercise price of outstanding options: (in Dollars per share)	$ 11.00	$ 11.00	$ 11.00